Long-term receivables and prepaid expenses	12 Months Ended
Jun. 30, 2018
Long-term receivables and prepaid expenses
Long-term receivables and prepaid expenses

19Long-term receivables and prepaid expenses

	2018	2017
for the year ended 30 June	Rm	Rm
Total long-term receivables	3 883	3 737
Short-term portion	(97)	(1 734)

	3 786	2 003
Long-term prepaid expenses	860	610

	4 646	2 613

Comprising:
Long-term receivables (interest-bearing) - joint operations	1 204	414
Long-term loans	2 582	1 589

	3 786	2 003

Impairment of long-term loans and receivables

Long-term loans and receivables that are not past their due date are not considered to be impaired, except in situations where they are part of individually impaired long-term loans and receivables.